United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017
(Investment Company Act File Number)

Federated Hermes Equity Funds
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-10-31

Date of Reporting Period: Six months ended 2026-04-30

Item 1.	Reports to Stockholders

Federated Hermes Kaufmann Fund

Class A Shares | KAUAX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$96	1.96%

Key Fund Statistics

  Net Assets$4,660,479,873
  Number of Investments149
  Portfolio Turnover16%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Communication Services	1.1%
Real Estate	2.2%
Utilities	2.4%
Materials	3.2%
Consumer Staples	3.5%
Financials	4.1%
Consumer Discretionary	9.0%
Information Technology	20.1%
Health Care	21.9%
Industrials	29.0%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172677

26667-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Class C Shares | KAUCX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$120	2.46%

Key Fund Statistics

  Net Assets$4,660,479,873
  Number of Investments149
  Portfolio Turnover16%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Communication Services	1.1%
Real Estate	2.2%
Utilities	2.4%
Materials	3.2%
Consumer Staples	3.5%
Financials	4.1%
Consumer Discretionary	9.0%
Information Technology	20.1%
Health Care	21.9%
Industrials	29.0%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172651

26667-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Institutional Shares | KAUIX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$72	1.46%

Key Fund Statistics

  Net Assets$4,660,479,873
  Number of Investments149
  Portfolio Turnover16%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Communication Services	1.1%
Real Estate	2.2%
Utilities	2.4%
Materials	3.2%
Consumer Staples	3.5%
Financials	4.1%
Consumer Discretionary	9.0%
Information Technology	20.1%
Health Care	21.9%
Industrials	29.0%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N873

26667-D (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Class R Shares | KAUFX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$96	1.96%

Key Fund Statistics

  Net Assets$4,660,479,873
  Number of Investments149
  Portfolio Turnover16%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Communication Services	1.1%
Real Estate	2.2%
Utilities	2.4%
Materials	3.2%
Consumer Staples	3.5%
Financials	4.1%
Consumer Discretionary	9.0%
Information Technology	20.1%
Health Care	21.9%
Industrials	29.0%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172644

26667-C (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class A Shares | KLCAX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$54	1.09%

Key Fund Statistics

  Net Assets$1,081,339,850
  Number of Investments44
  Portfolio Turnover6%

Fund Holdings

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172446

38631-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class C Shares | KLCCX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$93	1.88%

Key Fund Statistics

  Net Assets$1,081,339,850
  Number of Investments44
  Portfolio Turnover6%

Fund Holdings

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172438

38631-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class R6 Shares | KLCSX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$39	0.78%

Key Fund Statistics

  Net Assets$1,081,339,850
  Number of Investments44
  Portfolio Turnover6%

Fund Holdings

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172131

38631-E (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Institutional Shares | KLCIX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$42	0.84%

Key Fund Statistics

  Net Assets$1,081,339,850
  Number of Investments44
  Portfolio Turnover6%

Fund Holdings

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172412

38631-D (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class R Shares | KLCKX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$73	1.46%

Key Fund Statistics

  Net Assets$1,081,339,850
  Number of Investments44
  Portfolio Turnover6%

Fund Holdings

Top Sectors (% of Total Net Assets)

Table Summary
Value	Value
Materials	0.6%
Utilities	1.1%
Consumer Staples	3.3%
Financials	5.4%
Health Care	7.9%
Consumer Discretionary	10.8%
Communication Services	11.6%
Industrials	14.9%
Information Technology	43.1%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172420

38631-C (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class A Shares | FKASX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$69	1.36%

Key Fund Statistics

  Net Assets$2,872,597,684
  Number of Investments156
  Portfolio Turnover20%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172636

28534-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class C Shares | FKCSX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$102	2.00%

Key Fund Statistics

  Net Assets$2,872,597,684
  Number of Investments156
  Portfolio Turnover20%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172610

28534-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Institutional Shares | FKAIX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$46	0.90%

Key Fund Statistics

  Net Assets$2,872,597,684
  Number of Investments156
  Portfolio Turnover20%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N402

28534-D (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class R6 Shares | FKALX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$45	0.89%

Key Fund Statistics

  Net Assets$2,872,597,684
  Number of Investments156
  Portfolio Turnover20%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N683

28534-E (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class R Shares | FKKSX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$69	1.35%

Key Fund Statistics

  Net Assets$2,872,597,684
  Number of Investments156
  Portfolio Turnover20%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	0.6%
Energy	1.2%
Materials	1.6%
Real Estate	3.0%
Consumer Staples	3.2%
Financials	3.5%
Consumer Discretionary	8.9%
Information Technology	17.4%
Health Care	27.4%
Industrials	31.5%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172537

28534-C (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class A Shares | FGSAX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$56	1.15%

Key Fund Statistics

  Net Assets$6,373,076,695
  Number of Investments125
  Portfolio Turnover38%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	0.3%
Consumer Staples	0.9%
Real Estate	1.0%
Utilities	2.5%
Energy	3.7%
Communication Services	4.0%
Financials	9.4%
Health Care	14.2%
Information Technology	16.0%
Consumer Discretionary	20.0%
Industrials	25.9%

Semi-Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172107

8010409-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class C Shares | FGSCX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$94	1.94%

Key Fund Statistics

  Net Assets$6,373,076,695
  Number of Investments125
  Portfolio Turnover38%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	0.3%
Consumer Staples	0.9%
Real Estate	1.0%
Utilities	2.5%
Energy	3.7%
Communication Services	4.0%
Financials	9.4%
Health Care	14.2%
Information Technology	16.0%
Consumer Discretionary	20.0%
Industrials	25.9%

Semi-Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172305

8010409-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Institutional Shares | FGSIX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$41	0.85%

Key Fund Statistics

  Net Assets$6,373,076,695
  Number of Investments125
  Portfolio Turnover38%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	0.3%
Consumer Staples	0.9%
Real Estate	1.0%
Utilities	2.5%
Energy	3.7%
Communication Services	4.0%
Financials	9.4%
Health Care	14.2%
Information Technology	16.0%
Consumer Discretionary	20.0%
Industrials	25.9%

Semi-Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172198

8010409-C (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class R6 Shares | FGSKX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Equity Funds

This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$41	0.84%

Key Fund Statistics

  Net Assets$6,373,076,695
  Number of Investments125
  Portfolio Turnover38%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	0.3%
Consumer Staples	0.9%
Real Estate	1.0%
Utilities	2.5%
Energy	3.7%
Communication Services	4.0%
Financials	9.4%
Health Care	14.2%
Information Technology	16.0%
Consumer Discretionary	20.0%
Industrials	25.9%

Semi-Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172529

8010409-D (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	A | KAUAX	C | KAUCX	R | KAUFX	Institutional | KAUIX

Federated Hermes Kaufmann Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—95.7%
		Communication Services—1.1%
118,000	[1]	Spotify Technology S.A.	$ 52,692,900
		Consumer Discretionary—9.0%
340,000	[1]	Amazon.com, Inc.	90,120,400
471,800	[1,2]	Birkenstock Holding PLC	18,277,532
150,000	[1]	DoorDash, Inc.	25,297,500
300,000	[1]	DraftKings, Inc.	6,996,000
180,000	[1]	Floor & Decor Holdings, Inc.	8,712,000
25,000		Hilton Worldwide Holdings, Inc.	8,101,750
15,000	[1]	Mercadolibre, Inc.	26,889,450
327,400		Moncler SpA	19,733,479
513,000	[1]	On Holding AG	18,267,930
125,000	[1]	Planet Fitness, Inc.	8,333,750
141,000	[1]	SharkNinja, Inc.	16,289,730
475,000	[1]	Sportradar Group AG	6,198,750
82,800		Texas Roadhouse, Inc.	13,329,972
264,200		TJX Cos., Inc.	41,413,350
886,300	[1]	Viking Holdings Ltd.	72,596,833
173,400		Wingstop, Inc.	28,448,004
77,200		Yum! Brands, Inc.	12,324,980
		TOTAL	421,331,410
		Consumer Staples—3.5%
39,000		Casey’s General Stores, Inc.	32,063,850
53,200		Costco Wholesale Corp.	53,972,996
200,000	[1]	Maplebear, Inc.	8,470,000
400,000		Philip Morris International, Inc.	66,028,000
		TOTAL	160,534,846
		Energy—0.5%
93,700		Targa Resources, Inc.	24,369,496
		Financials—4.1%
100,000		Apollo Global Management, Inc.	12,872,000
40,000		BlackRock, Inc.	42,624,000
875,000	[1]	Chime Financial, Inc.	19,127,500
190,000		Hamilton Lane, Inc.	17,478,100
56,800		JPMorgan Chase & Co.	17,791,464
40,000		MSCI, Inc., Class A	23,656,400
100,000		S&P Global, Inc.	43,123,000
500,000	[1]	Toast, Inc.	14,260,000
		TOTAL	190,932,464
		Health Care—20.8%
981,184	[1,2]	AgomAb Therapeutics NV, ADR	10,645,846
2,000,000	[1,3]	Albireo Pharma CVR, Rights	4,300,000
143,485	[1]	Apogee Therapeutics, Inc.	11,893,472
2,072,500	[1,2]	Arcturus Therapeutics Holdings, Inc.	17,864,950
173,045	[1]	Argenx SE	135,389,493
5,480,011	[1,2,3]	AstraZeneca PLC, Rights	3,014,006
5,585,000	[1,2]	aTyr Pharma, Inc.	4,509,329
172,713	[1]	Celldex Therapeutics, Inc.	5,678,803
1,236,100	[1]	Centessa Pharmaceuticals Ltd., ADR	48,727,062
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,021,751
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
400,000	[1]	Cytokinetics, Inc.	$ 25,588,000
2,771,487	[1]	EyePoint Pharmaceuticals, Inc.	36,583,628
1,251,500	[1]	Forte Biosciences, Inc.	33,364,990
520,700	[1]	Genmab A/S, ADR	13,808,964
916,481	[1]	Guardant Health, Inc.	79,807,166
878,705	[1]	IDEAYA Biosciences, Inc.	25,570,316
117,400	[1]	Insulet Corp.	20,209,236
86,700	[1]	Intuitive Surgical, Inc.	39,674,787
294,095	[1]	Kymera Therapeutics, Inc.	23,842,282
1	[1,3,4]	Latin Healthcare Fund LP	212,925
656,800	[1,2]	Medline, Inc.	29,207,896
2,704,508	[1]	Minerva Neurosciences, Inc.	17,498,167
335,000	[1]	Natera, Inc.	69,063,600
140,000	[1]	Newamsterdam Pharma Co. NV	3,998,400
16,264,400	[1,3]	Novartis AG, Rights	18,866,704
276,556	[1]	Palvella Therapeutics, Inc.	35,487,666
7,484,000	[1]	Rezolute, Inc.	23,948,800
560,500	[1]	Rhythm Pharmaceuticals, Inc.	45,602,280
405,900	[1]	Scholar Rock Holding Corp.	18,918,999
959,018	[1,3]	Soteira, Inc.	0
110,700		Stryker Corp.	34,884,891
89,545		UCB S.A.	24,168,210
399,352	[1]	Upstream Bio, Inc.	3,666,051
298,800	[1]	Vaxcyte, Inc.	17,103,312
105,000	[1]	Veeva Systems, Inc.	16,376,850
296,127	[1]	Wave Life Sciences Ltd.	2,090,657
522,500	[1]	Xenon Pharmaceuticals, Inc.	29,280,900
1,822,567	[1]	Zenas Biopharma, Inc.	35,211,994
		TOTAL	967,082,383
		Industrials—28.8%
117,000		Applied Industrial Technologies, Inc.	35,772,750
65,000	[1]	Axon Enterprise, Inc.	26,114,400
472,026	[1,2]	BETA Technologies, Inc.	7,519,374
81,000		Comfort Systems USA, Inc.	149,060,250
1,006,500	[1,2]	EquipmentShare.com, Inc.	21,131,468
381,500		GE Aerospace	110,608,295
173,400		GE Vernova, Inc.	187,871,964
186,800		HEICO Corp.	50,421,056
140,500		Howmet Aerospace, Inc.	34,147,120
196,200	[1]	Karman Holdings, Inc.	13,337,676
272,400	[1]	Kratos Defense & Security Solutions	17,174,820
885,800	[1,2]	Loar Holdings, Inc.	49,711,096
30,250		Parker-Hannifin Corp.	27,509,955
379,500		Quanta Services, Inc.	276,188,715
1,838,500	[1]	QXO, Inc.	36,898,695
38,500	[1]	RBC Bearings, Inc.	23,064,965
129,000		Trane Technologies PLC	63,537,660
500,000	[1]	Uber Technologies, Inc.	37,305,000
418,290		UL Solutions, Inc.	37,851,062
126,000		Vertiv Holdings Co.	41,389,740
305,900		Westinghouse Air Brake Technologies Corp.	82,559,351
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
63,600	[1]	XPO, Inc.	$ 14,000,268
		TOTAL	1,343,175,680
		Information Technology—20.1%
182,300	[1]	Advanced Micro Devices, Inc.	64,623,527
77,427		Advantest Corp.	14,503,402
135,000	[1]	Astera Labs, Inc.	26,289,900
50,000	[1]	Celestica, Inc.	20,479,500
25,000	[1]	CloudFlare, Inc.	5,124,250
127,500	[1]	Crowdstrike Holdings, Inc.	56,833,125
313,600	[1]	Datadog, Inc.	41,454,784
1,059,322	[1,3,4]	Expand Networks Ltd.	0
30,600	[1]	Fabrinet	20,914,182
5,000	[1]	Impinj, Inc.	724,600
657,500	[1]	JFrog Ltd.	30,534,300
46,000		KLA Corp.	80,516,100
1,250,000	[1]	Klaviyo, Inc.	25,112,500
27,500	[1]	Lumentum Holdings, Inc.	24,813,800
155,000		Micron Technology, Inc.	80,159,800
127,000	[1]	MongoDB, Inc.	31,855,410
4,800		Monolithic Power Systems, Inc.	7,749,168
75,000		Motorola Solutions, Inc.	32,927,250
325,000		NVIDIA Corp.	64,860,250
300,000	[1]	Q2 Holdings, Inc.	15,225,000
715,000	[1]	Rubrik, Inc.	38,023,700
12,000	[1]	Sandisk Corp.	13,158,120
35,600		Seagate Technology Holdings PLC	23,981,584
3,751	[1,3,4]	Sensable Technologies, Inc.	0
275,000	[1]	ServiceNow, Inc.	24,285,250
473,700	[1]	Shopify, Inc.	57,379,281
213,000	[1]	Snowflake, Inc.	29,068,110
223,000		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88,321,380
47,500	[1]	Tyler Technologies, Inc.	16,204,150
10,000	[1]	Vertex, Inc.	123,700
		TOTAL	935,246,123
		Materials—3.2%
400,000		Agnico Eagle Mines Ltd.	75,284,000
81,200		Martin Marietta Materials	50,268,484
42,800		Sherwin-Williams Co.	13,764,908
91,500		Westlake Corp.	10,548,120
		TOTAL	149,865,512
		Real Estate—2.2%
50,000	[1]	CBRE Group, Inc.	7,136,500
975,395	[1]	CoStar Group, Inc.	33,758,421
300,000		Gaming and Leisure Properties, Inc.	14,538,000
200,000		Ryman Hospitality Properties, Inc.	21,018,000
900,000		VICI Properties, Inc.	26,280,000
		TOTAL	102,730,921
		Utilities—2.4%
200,000		American Electric Power Co., Inc.	27,422,000
200,000		Duke Energy Corp.	25,910,000
475,000		NextEra Energy, Inc.	46,493,000
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
86,600		Vistra Corp.	$ 13,668,944
		TOTAL	113,493,944
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,439,891,163)	4,461,455,679
		PREFERRED STOCKS—0.5%
		Health Care—0.3%
2,118,042	[3,4]	CeQur S.A.	11,076,631
164,133	[3,4]	Sail Biomedicines, Inc.	5,150,740
		TOTAL	16,227,371
		Industrials—0.2%
808	[3]	QXO, Inc.	7,662,967
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $29,018,776)	23,890,338
		WARRANTS—0.8%
		Health Care—0.8%
5,082	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	11,455,963
2,541	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	6,595,388
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	1,184,010
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	295,888
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	181,760
2,154,000	[1]	Rezolute, Inc., Warrants 4/30/2099	6,892,800
1,010,000	[1]	Rezolute, Inc., Warrants 6/24/2099	3,232,000
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	5,408,963
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	30,875
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,586,580
		TOTAL WARRANTS (IDENTIFIED COST $30,316,386)	36,864,227
		INVESTMENT COMPANY—3.9%
181,256,637		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5] (IDENTIFIED COST $181,256,637)	181,256,637
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $2,680,482,962)[6]	4,703,466,881
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[7]	(42,987,008)
		NET ASSETS—100%	$4,660,479,873
Semi-Annual Financial Statements and Additional Information

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2026, were as follows:
Affiliated	Value as of 10/31/2025	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 4/30/2026	Shares Held as of 4/30/2026	Dividend Income*
Health Care:
Arcturus Therapeutics Holdings, Inc.	$24,285,724	$—	$(2,548,309)	$13,393,734	$(17,266,199)	$17,864,950	2,072,500	$—
aTyr Pharma, Inc.	$4,836,610	$—	$—	$(327,281)	$—	$4,509,329	5,585,000	$—
EyePoint Pharmaceuticals, Inc.	$36,278,765	$—	$—	$304,863	$—	$36,583,628	2,771,487	$—
Forte Biosciences, Inc.	$13,469,246	$5,532,462	$—	$14,363,282	$—	$33,364,990	1,251,500	$—
Minerva Neurosciences, Inc.	$10,616,926	$—	$(2,637,747)	$26,941,211	$(17,422,223)	$17,498,167	2,704,508	$—
Minerva Neurosciences, Inc., Tranche A War- rants 12/31/2099	$4,995,127	$—	$—	$6,460,836	$—	$11,455,963	5,082	$—
Minerva Neurosciences, Inc., Tranche B War- rants 12/31/2099	$2,999,024	$—	$—	$3,596,364	$—	$6,595,388	2,541	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$768,600	$—	$—	$415,410	$—	$1,184,010	183,000	$—
Rezolute, Inc.	$55,724,280	$3,756,095	$—	$(35,531,575)	$—	$23,948,800	7,484,000	$—
Rezolute, Inc., Warrants 10/8/2027	$423,183	$—	$—	$(127,295)	$—	$295,888	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$529,376	$—	$—	$(347,616)	$—	$181,760	56,800	$—
Rezolute, Inc., Warrants 4/30/2099	$20,075,280	$—	$—	$(13,182,480)	$—	$6,892,800	2,154,000	$—
Rezolute, Inc., Warrants 6/24/2099	$9,413,200	$—	$—	$(6,181,200)	$—	$3,232,000	1,010,000	$—
Rezolute, Inc., Warrants 12/31/2099	$15,753,605	$—	$—	$(10,344,642)	$—	$5,408,963	1,690,301	$—
Scynexis, Inc., Warrants 4/26/2029**	$23,917	$—	$—	$6,958	$—	$30,875	167,251	$—
Scynexis, Inc., Warrants 1/1/2099**	$1,125,960	$—	$—	$460,620	$—	$1,586,580	1,706,000	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
Affiliated Issuers no longer in the port- folio at period end	$47,549	$—	$(41,132)	$168,583	$(175,000)	$—	$—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$201,366,372	$9,288,557	$(5,227,188)	$69,772	$(34,863,422)	$170,634,091	30,003,958	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$142,266,917
Purchases at Cost	$950,181,753
Proceeds from Sales	$(911,192,033)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$181,256,637
Shares Held as of 4/30/2026	181,256,637
Dividend Income	$2,148,886

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Semi-Annual Financial Statements and Additional Information

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2026, these restricted securities amounted to $34,491,647, which represented 0.7% of net assets.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,797,806,694	$—	$24,401,380	$3,822,208,074
International	442,439,015	193,794,584	3,014,006	639,247,605
Preferred Stocks
Domestic	—	—	12,813,707	12,813,707
International	—	—	11,076,631	11,076,631
Debt Securities:
Warrants	16,899,533	1,913,343	18,051,351	36,864,227
Investment Company	181,256,637	—	—	181,256,637
TOTAL SECURITIES	$4,438,401,879	$195,707,927	$69,357,075	$4,703,466,881
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 10/31/2025	$58,416,107
Change in unrealized appreciation/depreciation	7,942,968
Purchases	8,080,000
(Sales)	(5,082,000)
Balance as of 4/30/2026	$69,357,075
Total change in unrealized appreciation/depreciation attributable to investments still held at 4/30/2026	$10,452,043

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.30	$6.04	$4.55	$4.77	$7.77	$6.80
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.08)	(0.06)	(0.02)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	(0.10)	0.96	1.65	(0.20)	(2.29)	1.57
Total From Investment Operations	(0.14)	0.88	1.59	(0.22)	(2.35)	1.47
Less Distributions:
Distributions from net realized gain	(0.60)	(0.62)	(0.10)	—	(0.65)	(0.50)
Net Asset Value, End of Period	$5.56	$6.30	$6.04	$4.55	$4.77	$7.77
Total Return[2]	(2.45)%	15.33%	35.39%	(4.61)%	(32.43)%	22.37%
Ratios to Average Net Assets:
Net expenses[3]	1.96%[4]	1.95%	1.95%	1.95%	1.95%	1.92%
Net investment income (loss)	(1.41)%[4]	(1.37)%	(1.17)%	(0.46)%	(1.09)%	(1.41)%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$997,209	$1,109,807	$1,106,333	$973,048	$1,196,453	$2,023,577
Portfolio turnover[7]	16%	28%	34%	57%	25%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$4.23	$4.26	$3.26	$3.43	$5.81	$5.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.07)	(0.06)	(0.03)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	(0.07)	0.66	1.16	(0.14)	(1.67)	1.20
Total From Investment Operations	(0.10)	0.59	1.10	(0.17)	(1.73)	1.09
Less Distributions:
Distributions from net realized gain	(0.60)	(0.62)	(0.10)	—	(0.65)	(0.50)
Net Asset Value, End of Period	$3.53	$4.23	$4.26	$3.26	$3.43	$5.81
Total Return[2]	(2.72)%	14.85%	34.34%	(4.96)%	(32.74)%	21.80%
Ratios to Average Net Assets:
Net expenses[3]	2.46%[4]	2.46%	2.46%	2.46%	2.45%	2.42%
Net investment income (loss)	(1.91)%[4]	(1.87)%	(1.66)%	(0.94)%	(1.60)%	(1.92)%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,736	$38,324	$43,071	$45,676	$64,766	$139,690
Portfolio turnover[7]	16%	28%	34%	57%	25%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.32	$6.05	$4.56	$4.79	$7.79	$6.82
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.08)	(0.07)	(0.02)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	(0.10)	0.97	1.66	(0.21)	(2.29)	1.58
Total From Investment Operations	(0.14)	0.89	1.59	(0.23)	(2.35)	1.47
Less Distributions:
Distributions from net realized gain	(0.60)	(0.62)	(0.10)	—	(0.65)	(0.50)
Net Asset Value, End of Period	$5.58	$6.32	$6.05	$4.56	$4.79	$7.79
Total Return[2]	(2.44)%	15.46%	35.31%	(4.80)%	(32.34)%	22.30%
Ratios to Average Net Assets:
Net expenses[3]	1.96%[4]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(1.41)%[4]	(1.37)%	(1.17)%	(0.47)%	(1.10)%	(1.45)%
Expense waiver/reimbursement[5]	0.25%[4]	0.25%	0.25%	0.26%	0.27%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,358,842	$3,680,401	$3,547,368	$2,937,167	$3,428,775	$5,582,064
Portfolio turnover[6]	16%	28%	34%	57%	25%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.72	$6.36	$4.77	$4.98	$8.03	$6.98
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.05)	(0.04)	0.00[2]	(0.03)	(0.07)
Net realized and unrealized gain (loss)	(0.11)	1.03	1.73	(0.21)	(2.37)	1.62
Total From Investment Operations	(0.14)	0.98	1.69	(0.21)	(2.40)	1.55
Less Distributions:
Distributions from net realized gain	(0.60)	(0.62)	(0.10)	—	(0.65)	(0.50)
Net Asset Value, End of Period	$5.98	$6.72	$6.36	$4.77	$4.98	$8.03
Total Return[3]	(2.27)%	16.18%	35.86%	(4.22)%	(31.97)%	22.96%
Ratios to Average Net Assets:
Net expenses[4]	1.46%[5]	1.46%	1.46%	1.46%	1.44%	1.42%
Net investment income (loss)	(0.91)%[5]	(0.88)%	(0.66)%	0.03%	(0.60)%	(0.92)%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$273,693	$308,915	$305,334	$316,462	$390,516	$808,904
Portfolio turnover[8]	16%	28%	34%	57%	25%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $40,894,212 of securities loaned and $351,890,728 of investments in affiliated holdings* (identified cost $2,680,482,962, including $395,808,416 of identified cost in affiliated holdings)	$4,703,466,881
Cash	14,024
Cash denominated in foreign currencies (identified cost $1,050,128)	1,084,749
Income receivable	380,090
Income receivable from affiliated holdings	283,168
Receivable for investments sold	3,722,883
Receivable for shares sold	159,660
Total Assets	4,709,111,455
Liabilities:
Payable for shares redeemed	2,210,459
Payable for collateral due to broker for securities lending (Note 2)	42,487,237
Payable for investment adviser fee (Note 5)	158,708
Payable for administrative fee (Note 5)	9,630
Payable for distribution services fee (Note 5)	912,155
Payable for other service fees (Notes 2 and 5)	2,176,585
Accrued expenses (Note 5)	676,808
Total Liabilities	48,631,582
Net assets for 835,793,554 shares outstanding	$4,660,479,873
Net Assets Consist of:
Paid-in capital	$2,413,701,080
Total distributable earnings (loss)	2,246,778,793
Net Assets	$4,660,479,873
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($997,208,719 ÷ 179,318,074 shares outstanding), no par value, unlimited shares authorized	$5.56
Offering price per share (100/94.50 of $5.56)	$5.88
Redemption proceeds per share	$5.56
Class C Shares:
Net asset value per share ($30,735,624 ÷ 8,701,185 shares outstanding), no par value, unlimited shares authorized	$3.53
Offering price per share	$3.53
Redemption proceeds per share (99.00/100 of $3.53)	$3.49
Class R Shares:
Net asset value per share ($3,358,842,275 ÷ 602,002,481 shares outstanding), no par value, unlimited shares authorized	$5.58
Offering price per share	$5.58
Redemption proceeds per share	$5.58
Institutional Shares:
Net asset value per share ($273,693,255 ÷ 45,771,814 shares outstanding), no par value, unlimited shares authorized	$5.98
Offering price per share	$5.98
Redemption proceeds per share	$5.98

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Dividends (including $909,644 received from affiliated holdings* and net of foreign taxes withheld of $150,372)	$12,791,192
Net income on securities loaned (includes $1,239,242 earned from affiliated holdings related to cash collateral balances*) (Note 2)	228,040
TOTAL INCOME	13,019,232
Expenses:
Investment adviser fee (Note 5)	30,247,990
Administrative fee (Note 5)	1,832,633
Custodian fees	112,312
Transfer agent fees (Note 2)	2,113,719
Directors’/Trustees’ fees (Note 5)	12,888
Auditing fees	27,357
Legal fees	5,676
Portfolio accounting fees	103,748
Distribution services fee (Note 5)	9,923,727
Other service fees (Notes 2 and 5)	5,557,122
Share registration costs	52,500
Printing and postage	56,639
Miscellaneous (Note 5)	22,669
TOTAL EXPENSES	50,068,980
Waiver and Reimbursement:
Reimbursement of investment adviser fee (Note 5)	(40,989)
Waiver of other operating expenses (Note 5)	(4,185,966)
TOTAL WAIVER AND REIMBURSEMENT	(4,226,955)
Net expenses	45,842,025
Net investment income (loss)	(32,822,793)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(34,863,422) on sales of investments in affiliated holdings*)	318,298,513
Net realized loss on foreign currency transactions	(4,873)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $69,772 on investments in affiliated holdings*)	(412,601,638)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	21,606
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(94,286,392)
Change in net assets resulting from operations	$(127,109,185)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(32,822,793)	$(66,617,219)
Net realized gain (loss)	318,293,640	517,701,049
Net change in unrealized appreciation/depreciation	(412,580,032)	262,952,195
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(127,109,185)	714,036,025
Distributions to Shareholders:
Class A Shares	(104,765,696)	(112,407,570)
Class C Shares	(5,205,611)	(6,140,680)
Class R Shares	(349,041,816)	(360,296,371)
Institutional Shares	(27,186,030)	(29,138,171)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(486,199,153)	(507,982,792)
Share Transactions:
Proceeds from sale of shares	60,282,147	123,974,843
Net asset value of shares issued to shareholders in payment of distributions declared	456,792,406	478,273,235
Cost of shares redeemed	(380,733,534)	(672,959,974)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	136,341,019	(70,711,896)
Change in net assets	(476,967,319)	135,341,337
Net Assets:
Beginning of period	5,137,447,192	5,002,105,855
End of period	$4,660,479,873	$5,137,447,192
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of April 30, 2026, investments valued at $69,357,075 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
Semi-Annual Financial Statements and Additional Information

Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $4,226,955 is disclosed in various locations in Note 5.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$454,224
Class C Shares	14,766
Class R Shares	1,519,096
Institutional Shares	125,633
TOTAL	$2,113,719
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,273,461
Class C Shares	41,485
Class R Shares	4,242,176
TOTAL	$5,557,122
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its
Semi-Annual Financial Statements and Additional Information

services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$40,894,212	$42,487,237
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,343,051	$11,076,631
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
Latin Healthcare Fund LP	11/28/2000	$0	$212,925
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$11,455,963
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$6,595,388
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sail Biomedicines, Inc.	7/28/2021	$4,595,724	$5,150,740
Sensable Technologies, Inc.	10/15/2004	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,519,388	$14,085,239	4,411,759	$25,389,571
Shares issued to shareholders in payment of distributions declared	17,382,050	99,772,967	18,204,805	106,862,205
Shares redeemed	(16,687,534)	(94,064,764)	(29,810,497)	(171,458,033)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,213,904	$19,793,442	(7,193,933)	$(39,206,257)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	332,221	$1,204,452	737,149	$2,883,887
Shares issued to shareholders in payment of distributions declared	1,418,869	5,178,871	1,532,210	6,067,552
Shares redeemed	(2,106,053)	(7,713,101)	(3,320,849)	(12,896,489)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(354,963)	$(1,329,778)	(1,051,490)	$(3,945,050)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	2,829,554	$15,966,176	4,686,290	$27,083,810
Shares issued to shareholders in payment of distributions declared	56,396,345	324,842,947	57,237,449	337,128,576
Shares redeemed	(39,490,109)	(222,044,734)	(65,819,874)	(381,449,728)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	19,735,790	$118,764,389	(3,896,135)	$(17,237,342)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,804,948	$29,026,280	11,035,038	$68,617,575
Shares issued to shareholders in payment of distributions declared	4,382,731	26,997,621	4,528,877	28,214,902
Shares redeemed	(9,416,671)	(56,910,935)	(17,539,558)	(107,155,724)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(228,992)	$(887,034)	(1,975,643)	$(10,323,247)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	22,365,739	$136,341,019	(14,117,201)	$(70,711,896)
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $2,680,482,962. The net unrealized appreciation of investments for federal tax purposes was $2,022,983,919. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,207,269,351 and unrealized depreciation from investments for those securities having an excess of cost over value of $184,285,432.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below:
Assets Under Management	Investment Advisory Fee
Up to $7 billion	1.275%
$7 billion - $8 billion	1.255%
$8 billion - $9 billion	1.205%
$9 billion - $10 billion	1.155%
Excess of $10 billion	1.105%
Prior to January 1, 2025, the Fund paid the Adviser a fee at the annual rate of 1.275% on the first $8 billion of the Fund’s average daily net assets, 1.255% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.235% on $9 billion - $10 billion of the Fund’s average daily net assets, 1.215% on $10 billion - $12 billion of the Fund’s average daily net assets and 1.205% of the Fund’s average daily net assets over $12 billion.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2026, the Adviser reimbursed $40,989.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,274,623	$(205)
Class C Shares	124,455	—
Class R Shares	8,524,649	(4,185,761)
TOTAL	$9,923,727	$(4,185,966)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended April 30, 2026, FSC retained $5,475,479 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2026, FSC retained $10,324 in sales charges from the sale of Class A Shares. FSC also retained $502 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $3,106,680 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2026 the Fund had total commitments to limited partnerships and limited liability companies of $24,957,452; of this amount, $24,957,452 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.96%, 2.51%, 1.96% and 1.51% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next
Semi-Annual Financial Statements and Additional Information

effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares and Institutional Shares was 1.95%, 2.50%, 1.95% and 1.50%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$771,659,135
Sales	$1,214,146,754
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care, Industrials and Information Technology sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES KAUFMANN FUND (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2025 meetings regarding the results and status of the performance plans for the Fund previously discussed at the Board’s February 2023 and 2024 meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance –in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund –in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered the Fund’s unique investment strategies. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted, as a result of the Board’s request beginning at the May 2024 Board meeting, the change in the breakpoint schedule applicable to the Fund’s advisory fee. Under the previous gross advisory fee reduction implemented in July 2022, the Adviser maintained the current contractual investment advisory fee rate of 1.275% on assets up to $7 billion and incorporated breakpoints that reduced fee rates upon the Fund reaching $7 billion, $8 billion, $9 billion and $10 billion in size. The amended advisory fee schedule, which became effective on January 1, 2025, includes the same gross advisory fee of 1.275% on assets, but implements a 2 basis point (“bps”) reduction at $7 billion, a 5 bps reduction at $8 billion, a 5 bps reduction at $9 billion, and a 5 bps reduction at $10 billion for a total reduction of 17 bps.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered the breakpoints in the amended contractual advisory fee schedule for the Fund that were implemented beginning January 1, 2025, which further reduce fee rates as the Fund’s assets grow over time. In addition, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
Semi-Annual Financial Statements and Additional Information

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX	Institutional | KLCIX	R6 | KLCSX

Federated Hermes Kaufmann Large Cap Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—98.7%
		Communication Services—11.6%
210,903		Alphabet, Inc., Class A	$ 81,155,474
30,000		Meta Platforms, Inc.	18,357,300
145,078	[1]	Netflix, Inc.	13,580,752
27,355	[1]	Spotify Technology S.A.	12,215,375
		TOTAL	125,308,901
		Consumer Discretionary—10.8%
259,535	[1]	Amazon.com, Inc.	68,792,347
26,300		Home Depot, Inc.	8,647,440
20	[1,2]	New Cotai LLC/Capital	0
24,656	[1]	Tesla, Inc.	9,409,469
193,721		TJX Cos., Inc.	30,365,767
		TOTAL	117,215,023
		Consumer Staples—3.3%
27,731		Costco Wholesale Corp.	28,133,931
52,500		WalMart, Inc.	6,926,325
		TOTAL	35,060,256
		Financials—5.4%
13,376		BlackRock, Inc.	14,253,466
23,802		JPMorgan Chase & Co.	7,455,500
37,171		S&P Global, Inc.	16,029,250
62,350		Visa, Inc., Class A	20,565,524
		TOTAL	58,303,740
		Health Care—7.9%
42,040	[1]	Argenx SE, ADR	32,863,509
98,990		AstraZeneca PLC	18,820,000
20,000	[1]	Intuitive Surgical, Inc.	9,152,200
157,900	[1]	Medline, Inc.	7,021,813
24,250		Stryker Corp.	7,641,903
38,013		UCB S.A.	10,259,715
		TOTAL	85,759,140
		Industrials—14.9%
117,400		GE Aerospace	34,037,782
18,813		GE Vernova, Inc.	20,383,133
17,225		Parker-Hannifin Corp.	15,664,760
85,151		Quanta Services, Inc.	61,970,343
39,500		Trane Technologies PLC	19,455,330
122,053	[1]	Uber Technologies, Inc.	9,106,374
		TOTAL	160,617,722
		Information Technology—43.1%
51,539	[1]	Advanced Micro Devices, Inc.	18,270,060
164,954		Apple, Inc.	44,760,268
135,700		Broadcom, Inc.	56,645,251
24,500	[1]	Crowdstrike Holdings, Inc.	10,920,875
77,528	[1]	Datadog, Inc.	10,248,426
7,200		KLA Corp.	12,602,520
90,779		Micron Technology, Inc.	46,947,268
140,900		Microsoft Corp.	57,456,202
610,700		NVIDIA Corp.	121,877,399
23,822		Oracle Corp.	3,844,633
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
65,000	[1]	ServiceNow, Inc.	$ 5,740,150
160,094	[1]	Shopify, Inc.	19,392,186
67,029	[1]	Snowflake, Inc.	9,147,448
122,651		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,577,155
		TOTAL	466,429,841
		Materials—0.6%
23,869		Ecolab, Inc.	6,220,261
		Utilities—1.1%
125,525		NextEra Energy, Inc.	12,286,387
		TOTAL COMMON STOCKS (IDENTIFIED COST $355,808,737)	1,067,201,271
		INVESTMENT COMPANY—1.4%
15,713,122		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $15,713,122)	15,713,122
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $371,521,859)[4]	1,082,914,393
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(1,574,543)
		NET ASSETS—100%	$1,081,339,850
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$11,571,294
Purchases at Cost	$220,092,378
Proceeds from Sales	$(215,950,550)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$15,713,122
Shares Held as of 4/30/2026	15,713,122
Dividend Income	$278,513

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
2

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$925,073,331	$—	$0	$925,073,331
International	113,048,225	29,079,715	—	142,127,940
Investment Company	15,713,122	—	—	15,713,122
TOTAL SECURITIES	$1,053,834,678	$29,079,715	$0	$1,082,914,393

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.09	$21.73	$21.02	$24.12	$39.89	$31.46
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.10)	(0.09)	(0.03)	(0.11)	(0.21)
Net realized and unrealized gain (loss)	0.04	5.15	6.70	2.22	(10.54)	9.88
Total From Investment Operations	—	5.05	6.61	2.19	(10.65)	9.67
Less Distributions:
Distributions from net realized gain	(5.00)	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$15.09	$20.09	$21.73	$21.02	$24.12	$39.89
Total Return[2]	0.75%	28.64%	37.81%	11.33%	(30.10)%	31.46%
Ratios to Average Net Assets:
Net expenses[3]	1.09%[4]	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss)	(0.57)%[4]	(0.56)%	(0.43)%	(0.15)%	(0.38)%	(0.57)%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.11%	0.11%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$473,202	$554,751	$558,998	$512,559	$598,065	$953,814
Portfolio turnover[6]	6%	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.75	$16.11	$17.03	$20.66	$35.18	$28.08
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.15)	(0.18)	(0.15)	(0.29)	(0.42)
Net realized and unrealized gain (loss)	(0.04)	3.48	5.16	1.81	(9.11)	8.76
Total From Investment Operations	(0.09)	3.33	4.98	1.66	(9.40)	8.34
Less Distributions:
Distributions from net realized gain	(5.00)	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$7.66	$12.75	$16.11	$17.03	$20.66	$35.18
Total Return[2]	0.32%	27.60%	36.81%	10.45%	(30.66)%	30.47%
Ratios to Average Net Assets:
Net expenses[3]	1.88%[4]	1.87%	1.87%	1.86%	1.86%	1.85%
Net investment income (loss)	(1.36)%[4]	(1.34)%	(1.19)%	(0.90)%	(1.17)%	(1.33)%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.10%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,878	$62,304	$77,369	$97,644	$167,622	$355,877
Portfolio turnover[6]	6%	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.03	$18.62	$18.82	$22.20	$37.27	$29.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.13)	(0.14)	(0.09)	(0.20)	(0.32)
Net realized and unrealized gain (loss)	0.00[2]	4.23	5.84	2.00	(9.75)	9.25
Total From Investment Operations	(0.05)	4.10	5.70	1.91	(9.95)	8.93
Less Distributions:
Distributions from net realized gain	(5.00)	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$10.98	$16.03	$18.62	$18.82	$22.20	$37.27
Total Return[3]	0.57%	28.17%	37.26%	10.97%	(30.38)%	30.94%
Ratios to Average Net Assets:
Net expenses[4]	1.46%[5]	1.47%	1.47%	1.43%	1.47%	1.47%
Net investment income (loss)	(0.94)%[5]	(0.95)%	(0.81)%	(0.50)%	(0.79)%	(0.95)%
Expense waiver/reimbursement[6]	0.15%[5]	0.15%	0.15%	0.15%	0.16%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,456	$49,969	$46,771	$42,590	$42,626	$82,883
Portfolio turnover[7]	6%	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.54	$23.59	$22.32	$25.24	$41.40	$32.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.06)	(0.03)	0.03	(0.05)	(0.12)
Net realized and unrealized gain (loss)	0.07	5.70	7.20	2.34	(10.99)	10.23
Total From Investment Operations	0.04	5.64	7.17	2.37	(11.04)	10.11
Less Distributions:
Distributions from net realized gain	(5.00)	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$17.58	$22.54	$23.59	$22.32	$25.24	$41.40
Total Return[2]	0.85%	28.94%	38.19%	11.59%	(29.93)%	31.79%
Ratios to Average Net Assets:
Net expenses[3]	0.84%[4]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	(0.32)%[4]	(0.31)%	(0.16)%	0.12%	(0.15)%	(0.32)%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.11%	0.11%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$458,298	$583,169	$719,123	$862,452	$1,378,126	$3,090,630
Portfolio turnover[6]	6%	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.94	$23.89	$22.53	$25.41	$41.62	$32.68
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.05)	(0.03)	0.04	(0.03)	(0.10)
Net realized and unrealized gain (loss)	0.07	5.79	7.29	2.37	(11.06)	10.28
Total From Investment Operations	0.05	5.74	7.26	2.41	(11.09)	10.18
Less Distributions:
Distributions from net realized gain	(5.00)	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$17.99	$22.94	$23.89	$22.53	$25.41	$41.62
Total Return[2]	0.89%	29.03%	38.26%	11.68%	(29.88)%	31.86%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income (loss)	(0.26)%[4]	(0.25)%	(0.11)%	0.18%	(0.11)%	(0.26)%
Expense waiver/reimbursement[5]	0.10%[4]	0.10%	0.10%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,506	$69,266	$67,395	$63,898	$102,255	$274,128
Portfolio turnover[6]	6%	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $15,713,122 of investments in affiliated holdings* (identified cost $371,521,859, including $15,713,122 of identified cost in affiliated holdings)	$1,082,914,393
Income receivable	287,221
Income receivable from affiliated holdings	38,126
Receivable for shares sold	107,915
Total Assets	1,083,347,655
Liabilities:
Payable for shares redeemed	1,453,453
Payable for investment adviser fee (Note 5)	18,846
Payable for administrative fee (Note 5)	2,264
Payable for transfer agent fees	156,483
Payable for portfolio accounting fees	63,029
Payable for distribution services fee (Note 5)	46,341
Payable for other service fees (Notes 2 and 5)	195,657
Accrued expenses (Note 5)	71,732
Total Liabilities	2,007,805
Net assets for 71,216,757 shares outstanding	$1,081,339,850
Net Assets Consist of:
Paid-in capital	$230,449,056
Total distributable earnings (loss)	850,890,794
Net Assets	$1,081,339,850
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($473,202,154 ÷ 31,361,427 shares outstanding), no par value, unlimited shares authorized	$15.09
Offering price per share (100/94.50 of $15.09)	$15.97
Redemption proceeds per share	$15.09
Class C Shares:
Net asset value per share ($51,877,830 ÷ 6,769,608 shares outstanding), no par value, unlimited shares authorized	$7.66
Offering price per share	$7.66
Redemption proceeds per share (99.00/100 of $7.66)	$7.58
Class R Shares:
Net asset value per share ($44,456,022 ÷ 4,049,404 shares outstanding), no par value, unlimited shares authorized	$10.98
Offering price per share	$10.98
Redemption proceeds per share	$10.98
Institutional Shares:
Net asset value per share ($458,298,290 ÷ 26,062,358 shares outstanding), no par value, unlimited shares authorized	$17.58
Offering price per share	$17.58
Redemption proceeds per share	$17.58
Class R6 Shares:
Net asset value per share ($53,505,554 ÷ 2,973,960 shares outstanding), no par value, unlimited shares authorized	$17.99
Offering price per share	$17.99
Redemption proceeds per share	$17.99

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Dividends (including $274,572 received from affiliated holdings* and net of foreign taxes withheld of $45,092)	$2,906,626
Net income on securities loaned (includes $3,941 earned from affiliated holdings related to cash collateral balances) (Note 2)	23
TOTAL INCOME	2,906,649
Expenses:
Investment adviser fee (Note 5)	4,117,559
Administrative fee (Note 5)	429,916
Custodian fees	20,185
Transfer agent fees (Note 2)	563,355
Directors’/Trustees’ fees (Note 5)	3,546
Auditing fees	27,390
Legal fees	5,069
Portfolio accounting fees	93,279
Distribution services fee (Note 5)	311,400
Other service fees (Notes 2 and 5)	661,818
Share registration costs	48,709
Printing and postage	26,790
Miscellaneous (Note 5)	16,019
TOTAL EXPENSES	6,325,035
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(545,226)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(114,187)
TOTAL WAIVERS AND REIMBURSEMENTS	(659,413)
Net expenses	5,665,622
Net investment income (loss)	(2,758,973)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments	149,334,643
Net realized gain on foreign currency transactions	1,123
Net change in unrealized appreciation of investments	(148,394,558)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	5,183
Net realized and unrealized gain (loss) on investments and foreign currency transactions	946,391
Change in net assets resulting from operations	$(1,812,582)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(2,758,973)	$(6,238,598)
Net realized gain (loss)	149,335,766	313,033,296
Net change in unrealized appreciation/depreciation	(148,389,375)	22,176,355
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,812,582)	328,971,053
Distributions to Shareholders:
Class A Shares	(134,732,522)	(167,392,258)
Class C Shares	(23,667,137)	(29,986,919)
Class R Shares	(15,202,068)	(17,251,275)
Institutional Shares	(123,307,683)	(205,112,223)
Class R6 Shares	(14,834,917)	(16,942,204)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(311,744,327)	(436,684,879)
Share Transactions:
Proceeds from sale of shares	62,447,285	189,703,827
Net asset value of shares issued to shareholders in payment of distributions declared	294,168,281	404,913,200
Cost of shares redeemed	(281,177,794)	(637,100,714)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,437,772	(42,483,687)
Change in net assets	(238,119,137)	(150,197,513)
Net Assets:
Beginning of period	1,319,458,987	1,469,656,500
End of period	$1,081,339,850	$1,319,458,987
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
12

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $659,413 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$228,398	$(43,556)
Class C Shares	30,756	(4)
Class R Shares	56,239	(1,533)
Institutional Shares	242,894	(57,935)
Class R6 Shares	5,068	—
TOTAL	$563,355	$(103,028)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$595,214
Class C Shares	66,604
TOTAL	$661,818
Semi-Annual Financial Statements and Additional Information
13

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2026, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,643,120	$25,458,289	2,371,494	$42,507,193
Shares issued to shareholders in payment of distributions declared	8,640,660	126,499,263	9,158,157	156,421,324
Shares redeemed	(6,539,831)	(98,716,901)	(9,639,315)	(169,525,127)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,743,949	$53,240,651	1,890,336	$29,403,390
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	207,687	$1,592,915	470,387	$5,343,730
Shares issued to shareholders in payment of distributions declared	3,132,681	23,369,799	2,682,684	29,294,914
Shares redeemed	(1,457,289)	(11,431,866)	(3,070,458)	(35,364,334)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,883,079	$13,530,848	82,613	$(725,690)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	252,230	$2,694,351	457,813	$6,878,851
Shares issued to shareholders in payment of distributions declared	1,398,255	14,919,382	1,228,504	16,805,937
Shares redeemed	(718,661)	(7,826,946)	(1,080,297)	(14,716,658)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	931,824	$9,786,787	606,020	$8,968,130
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,673,998	$29,050,084	5,282,668	$116,042,873
Shares issued to shareholders in payment of distributions declared	6,854,803	116,874,398	9,888,283	189,162,852
Shares redeemed	(8,338,992)	(146,596,948)	(19,786,323)	(387,625,035)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	189,809	$(672,466)	(4,615,372)	$(82,419,310)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	209,111	$3,651,646	964,868	$18,931,180
Shares issued to shareholders in payment of distributions declared	717,055	12,505,439	680,112	13,228,173
Shares redeemed	(972,013)	(16,605,133)	(1,446,765)	(29,869,560)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(45,847)	$(448,048)	198,215	$2,289,793
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,702,814	$75,437,772	(1,838,188)	$(42,483,687)
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $371,521,859. The net unrealized appreciation of investments for federal tax purposes was $711,392,534. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $716,401,846 and unrealized depreciation from investments for those securities having an excess of cost over value of $5,009,312.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.74% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $539,689 of its fee and voluntarily reimbursed $103,028 of transfer agent fees.
Semi-Annual Financial Statements and Additional Information
15

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2026, the Adviser reimbursed $5,537.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$199,813	$—
Class R Shares	111,587	(11,159)
TOTAL	$311,400	$(11,159)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2026, FSC did not retain any fees paid by the Fund. For the six months ended April 30, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2026, FSC retained $6,172 in sales charges from the sale of Class A Shares. FSC also retained $162 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $21,438 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.89%, 1.48%, 0.84% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the fee limit for the Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares was 1.08%, 1.88%, 1.47%, 0.83% and 0.77%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$69,148,080
Sales	$314,509,731
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES KAUFMANN LARGE CAP FUND (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2025 meetings regarding the results and status of the performance plans for the Fund previously discussed at the Board’s February 2023 and 2024 meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance –in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund –in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
Semi-Annual Financial Statements and Additional Information
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considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
19

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Advisers, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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20

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a gross advisory fee reduction from 0.75% to 0.74% for the Fund at its meeting in May 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information
21

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Large Cap Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	A | FKASX	C | FKCSX	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Hermes Kaufmann Small Cap Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—96.7%
		Communication Services—0.6%
650,000	[1]	MNTN, Inc.	$ 6,129,500
1,000,000	[1]	Reservoir Media, Inc.	10,060,000
		TOTAL	16,189,500
		Consumer Discretionary—8.9%
328,500	[1,2]	Birkenstock Holding PLC	12,726,090
98,800	[1]	Boot Barn Holdings, Inc.	16,939,260
121,000	[2]	Brunello Cucinelli SpA	11,777,221
227,500	[1]	Cava Group, Inc.	21,250,775
250,000	[1]	DraftKings, Inc.	5,830,000
516,000	[1]	Dutch Bros, Inc.	29,675,160
220,900	[1]	Floor & Decor Holdings, Inc.	10,691,560
235,900		Moncler SpA	14,218,472
349,000	[1]	On Holding AG	12,427,890
125,000	[1]	Planet Fitness, Inc.	8,333,750
196,800	[1,2]	Smith Douglas Home Corp.	2,790,624
13,000	[1]	Sportradar Group AG	169,650
61,800		Texas Roadhouse, Inc.	9,949,182
300,000	[1]	Universal Technical Institute, Inc.	11,259,000
650,000	[1]	Viking Holdings Ltd.	53,241,500
114,700		Wingstop, Inc.	18,817,682
424,400	[1]	YETI Holdings, Inc.	16,746,824
		TOTAL	256,844,640
		Consumer Staples—3.2%
20,400		Casey’s General Stores, Inc.	16,771,860
508,700	[1]	Chefs Warehouse, Inc.	39,475,120
610,000	[1]	MamaMancini’s Holdings, Inc.	8,655,900
450,000	[1]	Maplebear, Inc.	19,057,500
600,000	[1,2]	Once Upon a Farm PBC	9,150,000
		TOTAL	93,110,380
		Energy—1.2%
366,500		Archrock, Inc.	14,201,875
633,000	[1]	WaterBridge Infrastructure LLC	19,078,620
		TOTAL	33,280,495
		Financials—3.5%
400,000	[1]	Accelerant Holdings	5,204,000
180,000		Ares Management Corp.	21,132,000
250,000	[1,2]	Bullish	9,432,500
675,000	[1]	Chime Financial, Inc.	14,755,500
200,000	[1,2]	Ethos Technologies, Inc.	3,508,000
225,000	[1]	Figure Technology Solutions, Inc.	7,897,500
90,000		Hamilton Lane, Inc.	8,279,100
200,000	[1]	Miami International Holdings, Inc.	9,298,000
104,500		Seacoast Banking Corp. of Florida	3,288,615
70,000		ServisFirst Bancshares, Inc.	5,573,400
250,000	[1]	Slide Insurance Holdings, Inc.	4,662,500
300,000	[1]	Toast, Inc.	8,556,000
		TOTAL	101,587,115
		Health Care—25.8%
100,500	[1]	Abivax S.A., ADR	11,796,690
615,708	[1]	AgomAb Therapeutics NV, ADR	6,680,432
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
290,000	[1]	AnaptysBio, Inc.	$ 19,061,700
88,541	[1]	Apogee Therapeutics, Inc.	7,339,163
1,186,700	[1,2]	Arcturus Therapeutics Holdings, Inc.	10,229,354
117,170	[1]	Argenx SE	91,673,189
5,074,231	[1,2,3]	AstraZeneca PLC, Rights	2,790,827
4,806,877	[1,2]	aTyr Pharma, Inc.	3,881,072
160,000	[1]	Avalyn Pharma, Inc.	4,718,400
105,534	[1]	Celldex Therapeutics, Inc.	3,469,958
787,000	[1]	Centessa Pharmaceuticals Ltd., ADR	31,023,540
939,251	[1]	Ceribell, Inc.	18,935,300
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,025,700
267,000	[1]	Cytokinetics, Inc.	17,079,990
325,000	[1,2]	Evommune, Inc.	7,735,000
1,982,000	[1]	EyePoint Pharmaceuticals, Inc.	26,162,400
290,000	[1]	First Tracks Biotherapeutics, Inc.	6,748,300
832,100	[1]	Forte Biosciences, Inc.	22,183,786
350,000	[1]	Genmab A/S, ADR	9,282,000
610,000	[1]	Guardant Health, Inc.	53,118,800
533,971	[1]	IDEAYA Biosciences, Inc.	15,538,556
78,000	[1]	Insulet Corp.	13,426,920
43,200	[1]	IRhythm Holdings, Inc.	5,579,712
500,000	[1,2]	Kailera Therapeutics, Inc.	12,500,000
525,000	[1,2]	Kestra Medical Technologies, Inc.	10,878,000
236,238	[1]	Kymera Therapeutics, Inc.	19,151,815
1,891,825	[1]	Minerva Neurosciences, Inc.	12,240,108
182,000	[1]	Natera, Inc.	37,521,120
95,000	[1]	Newamsterdam Pharma Co. NV	2,713,200
14,729,500	[1,3]	Novartis AG, Rights	17,086,220
5,951,666	[1]	Ovid Therapeutics, Inc.	16,486,115
3,136,607	[1]	Palisade Bio, Inc.	6,273,214
150,500	[1]	Palvella Therapeutics, Inc.	19,312,160
5,340,860	[1]	Rezolute, Inc.	17,090,752
592,000	[1]	Rhythm Pharmaceuticals, Inc.	48,165,120
2,083,333	[1]	Sagimet Biosciences, Inc.	16,729,164
383,400	[1]	Scholar Rock Holding Corp.	17,870,274
60,446		UCB S.A.	16,314,385
264,084	[1]	Upstream Bio, Inc.	2,424,291
200,700	[1]	Vaxcyte, Inc.	11,488,068
70,600	[1]	Veeva Systems, Inc.	11,011,482
200,000	[1]	Vericel Corp.	6,946,000
195,337	[1]	Wave Life Sciences Ltd.	1,379,079
438,500	[1]	Xenon Pharmaceuticals, Inc.	24,573,540
1,252,083	[1]	Zenas Biopharma, Inc.	24,190,244
		TOTAL	741,825,140
		Industrials—31.5%
164,000		Applied Industrial Technologies, Inc.	50,143,000
570,000	[1,2]	Arxis, Inc.	19,950,000
528,600	[1]	ATI, Inc.	82,176,156
25,000	[1]	Axon Enterprise, Inc.	10,044,000
285,800		AZZ, Inc.	40,880,831
36,600	[1]	Bloom Energy Corp.	10,370,976
358,948	[1,2]	Cardinal Infrastructure Group, Inc.	19,035,012
1,355,700	[1]	Centuri Holdings, Inc.	50,974,320
83,200		Comfort Systems USA, Inc.	153,108,800
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
155,600	[1]	Construction Partners, Inc.	$ 19,241,496
704,500	[1,2]	EquipmentShare.com, Inc.	14,790,978
276,200	[1]	Forgent Power Solutions, Inc.	10,390,644
95,300		FTAI Aviation Ltd.	23,793,551
101,300		HEICO Corp.	27,342,896
159,700	[1]	Karman Holdings, Inc.	10,856,406
218,700	[1]	Kratos Defense & Security Solutions	13,789,035
363,800	[1]	Legence Corp.	31,636,048
629,100	[1]	Loar Holdings, Inc.	35,305,092
189,100	[1]	NextPower, Inc.	22,527,483
162,800		Powell Industries, Inc.	45,139,556
1,430,000	[1]	QXO, Inc.	28,700,100
28,200	[1]	RBC Bearings, Inc.	16,894,338
486,700	[1]	Solv Energy, Inc.	19,390,128
400,000	[1,2]	The Elmet Group Co.	6,540,000
349,300	[1]	Trex Co., Inc.	13,692,560
657,200		UL Solutions, Inc.	59,470,028
325,000	[1,2]	Voyager Technologies, Inc.	8,583,250
5,000	[1,2]	Xenergy, Inc.	158,650
223,300	[1]	XPO, Inc.	49,155,029
310,000	[1,2]	York Space Systems, Inc.	10,279,600
		TOTAL	904,359,963
		Information Technology—17.4%
134,400	[1]	Astera Labs, Inc.	26,173,055
186,800	[2]	BE Semiconductor Industries N.V.	54,604,426
459,000	[1,2]	Camtek Ltd.	88,091,280
26,574	[1]	Celestica, Inc.	10,884,445
24,246	[1]	Circle Internet Finance PLC	2,203,476
139,200	[1]	Credo Technology Group Holding Ltd.	24,222,192
404,095	[1]	Digitalocean Holdings, Inc.	38,966,881
21,669	[1]	Fabrinet	14,810,111
66,800	[1,2]	IonQ, Inc.	3,014,016
424,500	[1]	JFrog Ltd.	19,713,780
777,000	[1]	Klaviyo, Inc.	15,609,930
34,600	[1]	Lumentum Holdings, Inc.	31,220,272
80,000	[1]	MongoDB, Inc.	20,066,400
24,000		Motorola Solutions, Inc.	10,536,720
202,048	[1]	Q2 Holdings, Inc.	10,253,936
586,342	[1]	Rubrik, Inc.	31,181,668
192,300	[1]	Shopify, Inc.	23,293,299
111,000	[1]	Sitime Corp.	62,398,650
360,000	[1,2]	Soundthinking, Inc.	2,455,200
26,387	[1]	Tyler Technologies, Inc.	9,001,661
		TOTAL	498,701,398
		Materials—1.6%
16,850		Martin Marietta Materials	10,431,329
223,500	[1,2]	MP Materials Corp.	14,759,940
170,500		Westlake Corp.	19,655,240
		TOTAL	44,846,509
		Real Estate—3.0%
300,000	[1]	CoStar Group, Inc.	10,383,000
375,000		Gaming and Leisure Properties, Inc.	18,172,500
195,500		Lamar Advertising Co.	26,947,720
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
300,000		Ryman Hospitality Properties, Inc.	$ 31,527,000
		TOTAL	87,030,220
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,537,592,743)	2,777,775,360
		PREFERRED STOCKS—0.7%
		Health Care—0.6%
2,178,049	[3,4]	CeQur S.A.	11,390,448
188,702	[3,4]	Sail Biomedicines, Inc.	5,921,752
		TOTAL	17,312,200
		Industrials—0.1%
508	[3]	QXO, Inc.	4,817,806
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $22,027,980)	22,130,006
		WARRANTS—1.0%
		Health Care—1.0%
766,284	[1]	Gossamer Bio, Inc., Warrants 7/24/2028	150,345
3,280	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	7,393,853
1,640	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	4,256,764
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	1,048,787
1,785,500	[1,4]	Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	4,010,233
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	284,646
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	207,360
533,000	[1]	Rezolute, Inc., Warrants 4/30/2099	1,705,600
839,900	[1]	Rezolute, Inc., Warrants 6/24/2099	2,687,680
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	5,394,560
165,355	[1]	Scynexis, Inc., Warrants 4/26/2029	30,525
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,340,130
		TOTAL WARRANTS (IDENTIFIED COST $22,635,357)	28,510,483
		INVESTMENT COMPANY—9.2%
263,584,730		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5] (IDENTIFIED COST $263,584,730)	263,584,730
		TOTAL INVESTMENT IN SECURITIES—107.6% (IDENTIFIED COST $1,845,840,810)[6]	3,092,000,579
		OTHER ASSETS AND LIABILITIES - NET—(7.6)%[7]	(219,402,895)
		NET ASSETS—100%	$2,872,597,684
Semi-Annual Financial Statements and Additional Information
4

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2026, were as follows:
Affiliated	Value as of 10/31/2025	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 4/30/2026	Shares Held as of 4/30/2026	Dividend Income*
Consumer Discretionary:
Smith Douglas Home Corp.**	$9,211,931	$—	$(5,790,795)	$659,456	$(1,289,968)	$2,790,624	196,800	$—
Health Care:
Arcturus Therapeutics Holdings, Inc.	$21,914,259	$—	$(6,799,065)	$19,006,532	$(23,892,372)	$10,229,354	1,186,700	$—
aTyr Pharma, Inc.	$4,162,756	$—	$—	$(281,684)	$—	$3,881,072	4,806,877	$—
EyePoint Pharmaceuticals, Inc.	$25,944,380	$—	$—	$218,020	$—	$26,162,400	1,982,000	$—
Forte Biosciences, Inc.	$9,089,056	$3,407,219	$—	$9,687,511	$—	$22,183,786	832,100	$—
Minerva Neurosciences, Inc.	$7,428,036	$—	$(1,645,115)	$21,740,501	$(15,283,314)	$12,240,108	1,891,825	$—
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	$3,223,931	$—	$—	$4,169,922	$—	$7,393,853	3,280	$—
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	$1,935,615	$—	$—	$2,321,149	$—	$4,256,764	1,640	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$680,820	$—	$—	$367,967	$—	$1,048,787	162,100	$—
Ovid Therapeutics, Inc.**	$3,722,768	$3,332,932	$—	$9,430,415	$—	$16,486,115	5,951,666	$—
Ovid Therapeutics, Inc., Series A Warrants 10/6/2030**	$782,763	$—	$—	$3,227,470	$—	$4,010,233	1,785,500	$—
Rezolute, Inc.	$40,503,415	$2,483,265	$—	$(25,895,928)	$—	$17,090,752	5,340,860	$—
Rezolute, Inc., Warrants 10/8/2027	$407,103	$—	$—	$(122,457)	$—	$284,646	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$603,936	$—	$—	$(396,576)	$—	$207,360	64,800	$—
Rezolute, Inc., Warrants 4/30/2099	$4,967,560	$—	$—	$(3,261,960)	$—	$1,705,600	533,000	$—
Rezolute, Inc., Warrants 6/24/2099	$7,827,868	$—	$—	$(5,140,188)	$—	$2,687,680	839,900	$—
Rezolute, Inc., Warrants 12/31/2099	$15,711,656	$—	$—	$(10,317,096)	$—	$5,394,560	1,685,800	$—
Scynexis, Inc., Warrants 4/26/2029**	$23,646	$—	$—	$6,879	$—	$30,525	165,355	$—
Scynexis, Inc., Warrants 1/1/2099**	$951,060	$—	$—	$389,070	$—	$1,340,130	1,441,000	$—
Information Technology:
Soundthinking, Inc.**	$9,350,000	$—	$(4,792,687)	$7,778,184	$(9,880,297)	$2,455,200	360,000	$—
Affiliated Issuers no longer in the port- folio at period end	$1,948,573	$—	$(220,224)	$(75,177)	$(1,653,172)	$—	$—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$170,391,132	$9,223,416	$(19,247,886)	$33,512,010	$(51,999,123)	$141,879,549	29,424,537	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$207,593,682
Purchases at Cost	$1,296,036,023
Proceeds from Sales	$(1,240,044,975)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$263,584,730
Shares Held as of 4/30/2026	263,584,730
Dividend Income	$4,765,907

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Semi-Annual Financial Statements and Additional Information
5

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2026, these restricted securities amounted to $32,973,050, which represented 1.2% of net assets.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,336,199,793	$—	$18,111,920	$2,354,311,713
International	232,085,127	188,587,693	2,790,827	423,463,647
Preferred Stocks
Domestic	—	—	10,739,558	10,739,558
International	—	—	11,390,448	11,390,448
Debt Securities:
Warrants	11,043,987	5,815,879	11,650,617	28,510,483
Investment Company	263,584,730	—	—	263,584,730
TOTAL SECURITIES	$2,842,913,637	$194,403,572	$54,683,370	$3,092,000,579
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 10/31/2025	$53,565,215
Change in unrealized appreciation/depreciation	6,794,311
Purchases	5,080,000
(Sales)	(8,279,400)
Transfers out of Level 3	(2,476,756)
Balance as of 4/30/2026	$54,683,370
Total change in unrealized appreciation/depreciation attributable to investments still held at 4/30/2026	$6,794,311

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$52.51	$49.87	$38.75	$41.14	$70.27	$49.86
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.42)	(0.30)	(0.08)	(0.23)	(0.58)
Net realized and unrealized gain (loss)	2.73	6.12	11.49	(2.31)	(23.97)	21.07
Total From Investment Operations	2.62	5.70	11.19	(2.39)	(24.20)	20.49
Less Distributions:
Distributions from net investment income	—	(0.53)	—	—	—	—
Distributions from net realized gain	(9.09)	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(9.09)	(3.06)	(0.07)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$46.04	$52.51	$49.87	$38.75	$41.14	$70.27
Total Return[2]	5.24%	11.72%	28.90%	(5.81)%	(36.41)%	41.12%
Ratios to Average Net Assets:
Net expenses[3]	1.36%[4]	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	(0.49)%[4]	(0.86)%	(0.64)%	(0.19)%	(0.48)%	(0.89)%
Expense waiver/reimbursement[5]	0.14%[4]	0.15%	0.14%	0.15%	0.15%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$618,589	$656,439	$712,582	$656,294	$795,872	$1,452,855
Portfolio turnover[6]	20%	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$41.77	$40.29	$31.52	$33.68	$58.87	$42.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.20)	(0.58)	(0.48)	(0.29)	(0.44)	(0.83)
Net realized and unrealized gain (loss)	2.15	4.90	9.32	(1.87)	(19.82)	17.75
Total From Investment Operations	1.95	4.32	8.84	(2.16)	(20.26)	16.92
Less Distributions:
Distributions from net investment income	—	(0.31)	—	—	—	—
Distributions from net realized gain	(9.09)	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(9.09)	(2.84)	(0.07)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$34.63	$41.77	$40.29	$31.52	$33.68	$58.87
Total Return[2]	4.94%	10.99%	28.07%	(6.41)%	(36.80)%	40.28%
Ratios to Average Net Assets:
Net expenses[3]	2.00%[4]	1.99%	1.99%	1.99%	1.98%	1.97%
Net investment income (loss)	(1.15)%[4]	(1.49)%	(1.26)%	(0.83)%	(1.11)%	(1.51)%
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.03%	0.03%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$113,389	$134,381	$163,228	$160,847	$208,954	$410,961
Portfolio turnover[6]	20%	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$52.88	$50.19	$39.00	$41.39	$70.65	$50.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.40)	(0.29)	(0.07)	(0.22)	(0.57)
Net realized and unrealized gain (loss)	2.75	6.16	11.55	(2.32)	(24.11)	21.18
Total From Investment Operations	2.64	5.76	11.26	(2.39)	(24.33)	20.61
Less Distributions:
Distributions from net investment income	—	(0.54)	—	—	—	—
Distributions from net realized gain	(9.09)	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(9.09)	(3.07)	(0.07)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$46.43	$52.88	$50.19	$39.00	$41.39	$70.65
Total Return[2]	5.24%	11.77%	28.89%	(5.77)%	(36.40)%	41.14%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.32%	1.33%	1.33%	1.34%	1.34%
Net investment income (loss)	(0.48)%[4]	(0.82)%	(0.61)%	(0.17)%	(0.46)%	(0.87)%
Expense waiver/reimbursement[5]	0.33%[4]	0.34%	0.33%	0.33%	0.34%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,012	$117,134	$118,129	$111,893	$141,312	$263,675
Portfolio turnover[6]	20%	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$54.69	$51.83	$40.20	$42.49	$72.07	$50.90
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.20)	(0.09)	0.12	(0.01)	(0.29)
Net realized and unrealized gain (loss)	2.86	6.35	11.92	(2.41)	(24.64)	21.54
Total From Investment Operations	2.85	6.15	11.83	(2.29)	(24.65)	21.25
Less Distributions:
Distributions from net investment income	—	(0.76)	(0.13)	—	—	—
Distributions from net realized gain	(9.09)	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(9.09)	(3.29)	(0.20)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$48.45	$54.69	$51.83	$40.20	$42.49	$72.07
Total Return[2]	5.48%	12.22%	29.48%	(5.39)%	(36.10)%	41.77%
Ratios to Average Net Assets:
Net expenses[3]	0.90%[4]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income (loss)	(0.03)%[4]	(0.39)%	(0.18)%	0.27%	(0.02)%	(0.43)%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.12%	0.12%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,629,387	$1,888,688	$2,283,709	$2,201,922	$2,930,184	$6,454,097
Portfolio turnover[6]	20%	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$54.22	$51.41	$39.87	$42.14	$71.52	$50.51
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.19)	(0.08)	0.12	(0.00)	(0.29)
Net realized and unrealized gain (loss)	2.85	6.30	11.83	(2.39)	(24.45)	21.38
Total From Investment Operations	2.83	6.11	11.75	(2.27)	(24.45)	21.09
Less Distributions:
Distributions from net investment income	—	(0.77)	(0.14)	—	—	—
Distributions from net realized gain	(9.09)	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(9.09)	(3.30)	(0.21)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$47.96	$54.22	$51.41	$39.87	$42.14	$71.52
Total Return[2]	5.50%	12.24%	29.52%	(5.39)%	(36.10)%	41.78%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.07)%[4]	(0.39)%	(0.17)%	0.28%	(0.01)%	(0.43)%
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.03%	0.03%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$400,221	$517,984	$572,314	$523,142	$661,748	$1,195,120
Portfolio turnover[6]	20%	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $208,906,987 of securities loaned and $405,464,279 of investments in affiliated holdings* (identified cost $1,845,840,810, including $414,378,368 of identified cost in affiliated holdings)	$3,092,000,579
Cash	176,153
Income receivable	661,557
Income receivable from affiliated holdings	67,831
Receivable for investments sold	12,768,684
Receivable for shares sold	583,764
Security commitments (Note 2)	9,040,000
Total Assets	3,115,298,568
Liabilities:
Payable for investments purchased	9,507,915
Payable for shares redeemed	6,453,380
Due on security commitments (Note 2)	10,000,000
Payable for collateral due to broker for securities lending (Note 2)	215,589,235
Payable for investment adviser fee (Note 5)	58,886
Payable for administrative fee (Note 5)	5,904
Payable for distribution services fee (Note 5)	183,929
Payable for other service fees (Notes 2 and 5)	252,418
Accrued expenses (Note 5)	649,217
Total Liabilities	242,700,884
Net assets for 61,074,618 shares outstanding	$2,872,597,684
Net Assets Consist of:
Paid-in capital	$1,408,002,714
Total distributable earnings (loss)	1,464,594,970
Net Assets	$2,872,597,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($618,588,546 ÷ 13,436,105 shares outstanding), no par value, unlimited shares authorized	$46.04
Offering price per share (100/94.50 of $46.04)	$48.72
Redemption proceeds per share	$46.04
Class C Shares:
Net asset value per share ($113,389,249 ÷ 3,274,764 shares outstanding), no par value, unlimited shares authorized	$34.63
Offering price per share	$34.63
Redemption proceeds per share (99.00/100 of $34.63)	$34.28
Class R Shares:
Net asset value per share ($111,012,213 ÷ 2,390,968 shares outstanding), no par value, unlimited shares authorized	$46.43
Offering price per share	$46.43
Redemption proceeds per share	$46.43
Institutional Shares:
Net asset value per share ($1,629,386,533 ÷ 33,627,464 shares outstanding), no par value, unlimited shares authorized	$48.45
Offering price per share	$48.45
Redemption proceeds per share	$48.45
Class R6 Shares:
Net asset value per share ($400,221,143 ÷ 8,345,317 shares outstanding), no par value, unlimited shares authorized	$47.96
Offering price per share	$47.96
Redemption proceeds per share	$47.96

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Dividends (including $856,664 received from affiliated holdings* and net of foreign taxes withheld of $51,933)	$11,803,920
Net income on securities loaned (includes $3,909,243 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,040,673
TOTAL INCOME	12,844,593
Expenses:
Investment adviser fee (Note 5)	11,952,800
Administrative fee (Note 5)	1,154,614
Custodian fees	97,495
Transfer agent fees (Note 2)	1,519,370
Directors’/Trustees’ fees (Note 5)	8,461
Auditing fees	28,182
Legal fees	5,676
Portfolio accounting fees	109,628
Distribution services fee (Note 5)	1,481,905
Other service fees (Notes 2 and 5)	910,841
Share registration costs	57,243
Printing and postage	72,906
Miscellaneous (Note 5)	22,136
TOTAL EXPENSES	17,421,257
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(461,556)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,244,728)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,706,284)
Net expenses	15,714,973
Net investment income (loss)	(2,870,380)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(51,999,123) on sales of investments in affiliated holdings*)	263,400,713
Net realized loss on foreign currency transactions	(60,580)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $33,512,010 on investments in affiliated holdings*)	(107,847,301)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	5,797
Net realized and unrealized gain (loss) on investments and foreign currency transactions	155,498,629
Change in net assets resulting from operations	$152,628,249

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(2,870,380)	$(18,557,506)
Net realized gain (loss)	263,340,133	574,001,165
Net change in unrealized appreciation/depreciation	(107,841,504)	(193,635,783)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	152,628,249	361,807,876
Distributions to Shareholders:
Class A Shares	(111,495,438)	(42,744,959)
Class C Shares	(28,190,635)	(11,385,616)
Class R Shares	(19,719,091)	(7,146,490)
Institutional Shares	(299,756,960)	(143,343,106)
Class R6 Shares	(84,146,300)	(36,563,500)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(543,308,424)	(241,183,671)
Share Transactions:
Proceeds from sale of shares	187,359,952	423,758,972
Net asset value of shares issued to shareholders in payment of distributions declared	516,144,095	229,913,945
Cost of shares redeemed	(754,852,288)	(1,309,632,911)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,348,241)	(655,959,994)
Change in net assets	(442,028,416)	(535,335,789)
Net Assets:
Beginning of period	3,314,626,100	3,849,961,889
End of period	$2,872,597,684	$3,314,626,100
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the“Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of April 30, 2026, investments valued at $54,683,370 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
■
Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
■
Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
Semi-Annual Financial Statements and Additional Information
15

■
Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
■
Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $1,706,284 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Financial Statements and Additional Information
16

Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$294,426	$(184,669)
Class C Shares	75,321	—
Class R Shares	151,143	(16)
Institutional Shares	962,006	(743,521)
Class R6 Shares	36,474	—
TOTAL	$1,519,370	$(928,206)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$762,164
Class C Shares	148,677
TOTAL	$910,841
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee
Semi-Annual Financial Statements and Additional Information
17

for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$208,906,987	$215,589,235
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities, held at April 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,664,325	$11,390,448
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$7,393,853
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$4,256,764
Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	10/3/2025	$0	$4,010,233
Sail Biomedicines, Inc.	7/28/2021	$5,283,656	$5,921,752
Commitments
In the course of pursuing its investment objective, the Fund may enter into commitments to make investments at a future date. At April 30, 2026, the Fund had a commitment to invest $10,000,000 in Perceptive Capital Solutions Corp. securities issued in connection with its merger with Freenome.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	430,341	$19,407,749	787,307	$37,956,213
Shares issued to shareholders in payment of distributions declared	2,335,602	105,989,623	805,504	40,629,137
Shares redeemed	(1,831,594)	(83,264,709)	(3,380,326)	(162,378,990)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	934,349	$42,132,663	(1,787,515)	$(83,793,640)
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	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	70,825	$2,424,329	183,927	$7,195,142
Shares issued to shareholders in payment of distributions declared	814,832	27,875,414	277,338	11,212,833
Shares redeemed	(827,746)	(28,523,236)	(1,296,012)	(49,570,480)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	57,911	$1,776,507	(834,747)	$(31,162,505)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	75,293	$3,328,396	373,088	$17,162,853
Shares issued to shareholders in payment of distributions declared	426,075	19,497,198	140,712	7,144,479
Shares redeemed	(325,604)	(14,972,705)	(652,000)	(31,486,919)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	175,764	$7,852,889	(138,200)	$(7,179,587)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,051,690	$142,216,432	5,310,311	$265,979,818
Shares issued to shareholders in payment of distributions declared	5,935,532	282,946,809	2,611,468	136,543,606
Shares redeemed	(9,891,809)	(476,164,431)	(17,451,436)	(858,985,572)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(904,587)	$(51,001,190)	(9,529,657)	$(456,462,148)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	427,719	$19,983,046	1,943,907	$95,464,946
Shares issued to shareholders in payment of distributions declared	1,692,138	79,835,051	663,541	34,383,890
Shares redeemed	(3,327,766)	(151,927,207)	(4,186,764)	(207,210,950)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,207,909)	$(52,109,110)	(1,579,316)	$(77,362,114)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(944,472)	$(51,348,241)	(13,869,435)	$(655,959,994)
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $1,845,840,810. The net unrealized appreciation of investments for federal tax purposes was $1,246,159,769. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,349,880,840 and unrealized depreciation from investments for those securities having an excess of cost over value of $103,721,071.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $369,226 of its fee and voluntarily reimbursed $928,206 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2026, the Adviser reimbursed $92,330.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$762,507	$(152,501)
Class C Shares	446,030	—
Class R Shares	273,368	(164,021)
TOTAL	$1,481,905	$(316,522)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended April 30, 2026, FSC retained $463,829 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2026, FSC retained $8,365 in sales charges from the sale of Class A Shares. FSC also retained $1,146 of CDSC relating to redemptions of Class A Shares and $3,204 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $46,794 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.36%, 2.02%, 1.36%, 0.90% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class R Shares, Institutional Shares and Class R6 Shares was 1.35%, 1.35%, 0.89% and 0.88%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$595,516,098
Sales	$1,187,667,520
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care and Industrials sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES KAUFMANN SMALL CAP FUND (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2025 meetings regarding the results and status of the performance plans for the Fund previously discussed at the Board’s February 2023 and 2024 meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance –in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund –in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
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considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Advisers, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information
25

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Small Cap Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
28534 (6/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated Hermes MDT Mid Cap Growth Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—4.0%
405,370	[1]	Live Nation Entertainment, Inc.	$ 64,024,138
1,966,232	[1]	Pinterest, Inc.	38,656,121
287,408	[1]	Reddit, Inc.	42,315,080
354,471	[1]	Roku, Inc.	41,317,140
2,823,601	[1]	Trade Desk, Inc./The	66,608,747
		TOTAL	252,921,226
		Consumer Discretionary—20.0%
268,324	[1]	Carvana Co.	106,202,639
2,269,034	[1]	Chewy, Inc.	57,678,844
767,975	[1]	Deckers Outdoor Corp.	78,487,045
64,125		Domino’s Pizza, Inc.	21,765,308
769,544	[1]	Duolingo, Inc.	84,726,794
82,312		eBay, Inc.	8,517,646
348,168	[1]	Expedia Group, Inc.	86,474,486
272,933	[1]	Five Below, Inc.	64,319,391
313,687		Hilton Worldwide Holdings, Inc.	101,656,546
522,409		Las Vegas Sands Corp.	28,528,756
1,077,690	[1]	Lululemon Athletica, Inc.	148,397,913
788,754	[1]	On Holding AG	28,087,530
122,053	[1]	Planet Fitness, Inc.	8,137,274
373,171		Restaurant Brands International, Inc.	30,107,436
297,640		Royal Caribbean Cruises Ltd.	78,505,526
105,837		Tapestry, Inc.	15,350,598
135,564		Texas Roadhouse, Inc.	21,824,448
73,945	[1]	Ulta Beauty, Inc.	39,743,959
2,348,548	[1]	Viking Holdings Ltd.	192,369,567
294,453	[1]	Wayfair, Inc.	18,824,380
349,598		Yum! Brands, Inc.	55,813,321
		TOTAL	1,275,519,407
		Consumer Staples—0.9%
396,894		Albertsons Cos., Inc.	6,687,664
461,119	[1]	Maplebear, Inc.	19,528,389
344,508	[1]	Sprouts Farmers Market, Inc.	28,197,980
		TOTAL	54,414,033
		Energy—3.7%
324,761		Cheniere Energy, Inc.	89,293,037
128,387		Phillips 66	23,000,531
326,374		Targa Resources, Inc.	84,883,350
333,602		Weatherford International PLC	36,812,981
		TOTAL	233,989,899
		Financials—9.4%
118,804	[1]	Affirm Holdings, Inc.	7,636,721
338,145		Allstate Corp.	73,465,383
506,514		Ameriprise Financial, Inc.	240,487,782
99,013	[1]	Arch Capital Group Ltd.	9,352,768
1,279,529		Bank of New York Mellon Corp.	171,930,312
68,589	[1]	Block, Inc.	4,836,210
174,580		Equitable Holdings, Inc.	7,367,276
13,804		MSCI, Inc., Class A	8,163,824
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
115,812	[1]	SoFi Technologies, Inc.	$ 1,864,573
339,371	[1]	StoneCo Ltd.	3,726,294
1,510,074	[1]	Toast, Inc.	43,067,310
45,418	[1]	WEX, Inc.	6,827,688
1,131,981		XP, Inc.	21,688,756
		TOTAL	600,414,897
		Health Care—14.2%
91,362	[1]	Align Technology, Inc.	16,080,626
378,793	[1]	Alnylam Pharmaceuticals, Inc.	117,232,646
347,648		Cardinal Health, Inc.	67,054,346
358,357		Cencora, Inc.	110,377,540
478,022	[1]	Dexcom, Inc.	28,466,210
1,534,184	[1]	Doximity, Inc.	37,495,457
274,987	[1]	Exelixis, Inc.	12,225,922
645,658	[1]	Halozyme Therapeutics, Inc.	41,102,588
115,168	[1]	IDEXX Laboratories, Inc.	64,586,214
87,730	[1]	Illumina, Inc.	11,118,900
356,296	[1]	Insmed, Inc.	48,573,834
395,913	[1]	Insulet Corp.	68,152,464
12,734	[1]	Medpace Holdings, Inc.	5,331,216
415,261	[1]	Natera, Inc.	85,610,208
25,973		ResMed, Inc.	5,553,287
1,193,634	[1]	Sarepta Therapeutics, Inc.	24,923,078
1,041,872	[1]	Veeva Systems, Inc.	162,500,776
		TOTAL	906,385,312
		Industrials—25.9%
341,264		Allison Transmission Holdings, Inc.	45,848,818
1,812,957	[1]	American Airlines Group, Inc.	21,229,726
351,243		BWX Technologies, Inc.	76,005,473
42,902		Comfort Systems USA, Inc.	78,950,405
109,278		Emcor Group, Inc.	97,439,914
180,875	[1]	Exlservice Holding, Inc.	5,766,295
476,647		Fastenal Co.	21,415,750
7,329		FTAI Aviation Ltd.	1,829,831
192,830	[1]	Generac Holdings, Inc.	49,987,321
207,938		HEICO Corp.	56,126,625
1,177,882		Howmet Aerospace, Inc.	286,272,441
14,631		Hubbell, Inc.	7,435,035
524,198	[1]	Karman Holdings, Inc.	35,634,980
14,595		Lennox International, Inc.	7,806,720
1,414,844	[1]	Lyft, Inc.	20,020,043
249,521		Paycom Software, Inc.	31,629,282
142,122	[1]	Paylocity Corp.	14,992,450
184,383		Quanta Services, Inc.	134,188,416
560,373	[1]	Rocket Lab Corp.	46,236,376
163,791		Rockwell Automation, Inc.	66,975,778
847,008		Rollins, Inc.	47,203,756
1,140,297		Southwest Airlines Co.	43,240,062
239,602	[1]	StandardAero, Inc.	5,956,506
14,600		Trane Technologies PLC	7,191,084
19,564	[1]	TransDigm, Inc.	22,693,849
398,164		Veralto Corp.	35,118,065
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
1,137,831		Vertiv Holdings Co.	$ 373,766,105
9,866		W.W. Grainger, Inc.	11,457,879
		TOTAL	1,652,418,985
		Information Technology—16.0%
99,617	[1]	AppFolio, Inc.	16,645,005
99,542	[1]	CloudFlare, Inc.	20,403,124
224,910	[1]	Datadog, Inc.	29,730,853
1,563,671	[1]	DocuSign, Inc.	71,913,229
1,446,024	[1]	Dynatrace Holdings LLC	52,360,529
958,877	[1]	Elastic N.V.	44,520,659
567,272	[1]	Enphase Energy, Inc.	18,697,285
644,420	[1]	Everpure, Inc.	46,043,809
19,825	[1]	Fair Isaac & Co., Inc.	20,320,625
748,747	[1]	Gartner, Inc., Class A	111,181,442
1,796,282	[1]	Gitlab, Inc.	39,769,683
504,441	[1]	Globant S.A.	20,798,102
173,493	[1]	GoDaddy, Inc.	15,057,457
157,689	[1]	Guidewire Software, Inc.	21,822,581
276,517	[1]	HubSpot, Inc.	61,320,410
77,241		Jabil, Inc.	26,068,065
88,479	[1]	Lumentum Holdings, Inc.	79,836,371
231,738	[1]	Manhattan Associates, Inc.	31,954,353
105,401	[1]	MongoDB, Inc.	26,437,733
43,194		Monolithic Power Systems, Inc.	69,732,826
273,130		NetApp, Inc.	30,254,610
454,295	[1]	Nutanix, Inc.	18,576,123
384,468	[1]	Okta, Inc.	28,316,068
118,673	[1]	Samsara, Inc.	3,410,662
127,084		Teradyne, Inc.	43,649,542
57,829	[1]	Tyler Technologies, Inc.	19,727,785
9,946		Ubiquiti Networks, Inc.	10,065,451
3,805,739	[1]	UiPath, Inc.	39,199,112
		TOTAL	1,017,813,494
		Materials—0.3%
282,741		Celanese Corp.	19,158,530
		Real Estate—1.0%
336,141	[1]	CBRE Group, Inc.	47,977,405
128,148		Iron Mountain, Inc.	16,145,366
		TOTAL	64,122,771
		Utilities—2.5%
465,769		NRG Energy, Inc.	72,464,341
548,657		Vistra Corp.	86,600,021
		TOTAL	159,064,362
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,590,848,833)	6,236,222,916
		INVESTMENT COMPANY—2.1%
136,816,544		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $136,816,544)	136,816,544
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $5,727,665,377)[3]	6,373,039,460
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	37,235
		NET ASSETS—100%	$6,373,076,695
Semi-Annual Financial Statements and Additional Information
3

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$129,392,419
Purchases at Cost	$801,201,266
Proceeds from Sales	$(793,777,141)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$136,816,544
Shares Held as of 4/30/2026	136,816,544
Dividend Income	$2,455,662

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$65.29	$55.55	$37.68	$36.23	$62.37	$44.93
Income From Investment Operations:
Net investment income (loss)[1]	(0.17)	(0.32)	(0.16)	(0.10)	(0.11)	(0.39)
Net realized and unrealized gain (loss)	(2.18)	12.55	18.03	2.37	(13.61)	21.36
Total From Investment Operations	(2.35)	12.23	17.87	2.27	(13.72)	20.97
Less Distributions:
Distributions from net realized gain	(3.00)	(2.49)	—	(0.79)	(12.42)	(3.53)
Distributions from return of capital	—	—	—	(0.03)	—	—
Total Distributions	(3.00)	(2.49)	—	(0.82)	(12.42)	(3.53)
Net Asset Value, End of Period	$59.94	$65.29	$55.55	$37.68	$36.23	$62.37
Total Return[2]	(3.71)%	22.38%	47.43%	6.37%	(26.23)%	49.08%
Ratios to Average Net Assets:
Net expenses[3]	1.15%[4]	1.14%	1.14%	1.14%	1.14%	1.13%
Net investment income (loss)	(0.56)%[4]	(0.52)%	(0.33)%	(0.26)%	(0.27)%	(0.73)%
Expense waiver/reimbursement[5]	0.14%[4]	0.15%	0.12%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$536,040	$541,215	$395,126	$246,732	$243,046	$367,018
Portfolio turnover[6]	38%	78%	75%	142%	174%	141%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.33	$25.53	$17.45	$17.34	$36.97	$28.09
Income From Investment Operations:
Net investment income (loss)[1]	(0.17)	(0.35)	(0.25)	(0.19)	(0.22)	(0.48)
Net realized and unrealized gain (loss)	(0.91)	5.64	8.33	1.12	(6.99)	12.89
Total From Investment Operations	(1.08)	5.29	8.08	0.93	(7.21)	12.41
Less Distributions:
Distributions from net realized gain	(3.00)	(2.49)	—	(0.79)	(12.42)	(3.53)
Distributions from return of capital	—	—	—	(0.03)	—	—
Total Distributions	(3.00)	(2.49)	—	(0.82)	(12.42)	(3.53)
Net Asset Value, End of Period	$24.25	$28.33	$25.53	$17.45	$17.34	$36.97
Total Return[2]	(4.10)%	21.44%	46.30%	5.54%	(26.83)%	47.91%
Ratios to Average Net Assets:
Net expenses[3]	1.94%[4]	1.93%	1.92%	1.92%	1.93%	1.92%
Net investment income (loss)	(1.35)%[4]	(1.32)%	(1.10)%	(1.05)%	(1.07)%	(1.51)%
Expense waiver/reimbursement[5]	0.02%[4]	0.04%	0.06%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,487	$29,206	$15,397	$9,216	$9,600	$16,184
Portfolio turnover[6]	38%	78%	75%	142%	174%	141%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$70.23	$59.41	$40.17	$38.47	$65.24	$46.74
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.16)	(0.02)	(0.00)[2]	0.01	(0.25)
Net realized and unrealized gain (loss)	(2.36)	13.47	19.26	2.52	(14.36)	22.28
Total From Investment Operations	(2.44)	13.31	19.24	2.52	(14.35)	22.03
Less Distributions:
Distributions from net realized gain	(3.00)	(2.49)	—	(0.79)	(12.42)	(3.53)
Distributions from return of capital	—	—	—	(0.03)	—	—
Total Distributions	(3.00)	(2.49)	—	(0.82)	(12.42)	(3.53)
Net Asset Value, End of Period	$64.79	$70.23	$59.41	$40.17	$38.47	$65.24
Total Return[3]	(3.57)%	22.76%	47.90%	6.65%	(26.00)%	49.47%
Ratios to Average Net Assets:
Net expenses[4]	0.85%[5]	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	(0.26)%[5]	(0.24)%	(0.04)%	(0.00)%[2]	0.02%	(0.44)%
Expense waiver/reimbursement[6]	0.10%[5]	0.12%	0.13%	0.18%	0.18%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,250,995	$3,603,990	$1,222,850	$287,671	$169,730	$279,045
Portfolio turnover[7]	38%	78%	75%	142%	174%	141%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.10	$51.16	$34.59	$33.23	$58.16	$41.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.13)	(0.01)	0.00[2]	0.02	(0.22)
Net realized and unrealized gain (loss)	(2.01)	11.56	16.58	2.18	(12.53)	19.92
Total From Investment Operations	(2.08)	11.43	16.57	2.18	(12.51)	19.70
Less Distributions:
Distributions from net realized gain	(3.00)	(2.49)	—	(0.79)	(12.42)	(3.53)
Distributions from return of capital	—	—	—	(0.03)	—	—
Total Distributions	(3.00)	(2.49)	—	(0.82)	(12.42)	(3.53)
Net Asset Value, End of Period	$55.02	$60.10	$51.16	$34.59	$33.23	$58.16
Total Return[3]	(3.57)%	22.75%	47.90%	6.68%	(26.00)%	49.52%
Ratios to Average Net Assets:
Net expenses[4]	0.84%[5]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	(0.25)%[5]	(0.24)%	(0.02)%	0.01%	0.04%	(0.43)%
Expense waiver/reimbursement[6]	0.02%[5]	0.04%	0.06%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,554,555	$1,182,364	$314,014	$78,813	$36,273	$49,431
Portfolio turnover[7]	38%	78%	75%	142%	174%	141%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $136,816,544 of investments in affiliated holdings* (identified cost $5,727,665,377, including $136,816,544 of identified cost in affiliated holdings)	$6,373,039,460
Income receivable	2,147,782
Income receivable from affiliated holdings	400,427
Receivable for investments sold	9,519,215
Receivable for shares sold	13,695,148
Total Assets	6,398,802,032
Liabilities:
Payable for investments purchased	18,092,510
Payable for shares redeemed	7,049,250
Payable for investment adviser fee (Note 5)	125,268
Payable for administrative fee (Note 5)	13,188
Payable for distribution services fee (Note 5)	18,875
Payable for other service fees (Notes 2 and 5)	222,212
Accrued expenses (Note 5)	204,034
Total Liabilities	25,725,337
Net assets for 104,108,149 shares outstanding	$6,373,076,695
Net Assets Consist of:
Paid-in capital	$5,868,274,971
Total distributable earnings (loss)	504,801,724
Net Assets	$6,373,076,695
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($536,040,130 ÷ 8,943,186 shares outstanding), no par value, unlimited shares authorized	$59.94
Offering price per share (100/94.50 of $59.94)	$63.43
Redemption proceeds per share	$59.94
Class C Shares:
Net asset value per share ($31,486,772 ÷ 1,298,213 shares outstanding), no par value, unlimited shares authorized	$24.25
Offering price per share	$24.25
Redemption proceeds per share (99.00/100 of $24.25)	$24.01
Institutional Shares:
Net asset value per share ($4,250,995,288 ÷ 65,614,040 shares outstanding), no par value, unlimited shares authorized	$64.79
Offering price per share	$64.79
Redemption proceeds per share	$64.79
Class R6 Shares:
Net asset value per share ($1,554,554,505 ÷ 28,252,710 shares outstanding), no par value, unlimited shares authorized	$55.02
Offering price per share	$55.02
Redemption proceeds per share	$55.02

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Dividends (including $2,455,662 received from affiliated holdings* and net of foreign taxes withheld of $36,384)	$16,840,927
Expenses:
Investment adviser fee (Note 5)	21,456,597
Administrative fee (Note 5)	2,209,606
Custodian fees	83,489
Transfer agent fees (Note 2)	2,565,069
Directors’/Trustees’ fees (Note 5)	13,193
Auditing fees	15,795
Legal fees	5,044
Portfolio accounting fees	103,713
Distribution services fee (Note 5)	111,834
Other service fees (Notes 2 and 5)	686,562
Share registration costs	140,215
Printing and postage	97,702
Miscellaneous (Note 5)	17,759
TOTAL EXPENSES	27,506,578
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(530,925)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,800,919)
TOTAL WAIVER AND REIMBURSEMENTS	(2,331,844)
Net expenses	25,174,734
Net investment income (loss)	(8,333,807)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(98,123,914)
Net change in unrealized appreciation of investments	(83,383,452)
Net realized and unrealized gain (loss) on investments	(181,507,366)
Change in net assets resulting from operations	$(189,841,173)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(8,333,807)	$(10,035,331)
Net realized gain (loss)	(98,123,914)	230,849,335
Net change in unrealized appreciation/depreciation	(83,383,452)	415,189,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(189,841,173)	636,003,028
Distributions to Shareholders:
Class A Shares	(24,911,089)	(17,730,713)
Class C Shares	(3,193,437)	(1,565,698)
Institutional Shares	(159,989,118)	(56,559,427)
Class R6 Shares	(62,413,045)	(15,591,334)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(250,506,689)	(91,447,172)
Share Transactions:
Proceeds from sale of shares	2,102,999,291	3,712,243,882
Net asset value of shares issued to shareholders in payment of distributions declared	218,516,139	78,881,766
Cost of shares redeemed	(864,866,586)	(926,292,783)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,456,648,844	2,864,832,865
Change in net assets	1,016,300,982	3,409,388,721
Net Assets:
Beginning of period	5,356,775,713	1,947,386,992
End of period	$6,373,076,695	$5,356,775,713
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
12

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $2,331,844 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$514,459	$(318,550)
Class C Shares	17,178	(476)
Institutional Shares	1,942,431	(1,481,893)
Class R6 Shares	91,001	—
TOTAL	$2,565,069	$(1,800,919)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
13

For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$649,284
Class C Shares	37,278
TOTAL	$686,562
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2026, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
14

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,149,285	$69,497,663	2,202,971	$132,574,318
Shares issued to shareholders in payment of distributions declared	311,686	19,112,592	238,696	14,419,593
Shares redeemed	(806,766)	(48,726,068)	(1,265,637)	(77,097,917)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	654,205	$39,884,187	1,176,030	$69,895,994
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	334,238	$8,278,317	598,260	$16,035,337
Shares issued to shareholders in payment of distributions declared	108,493	2,700,402	48,919	1,291,472
Shares redeemed	(175,356)	(4,274,057)	(219,351)	(5,790,747)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	267,375	$6,704,662	427,828	$11,536,062
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,642,167	$1,411,816,601	39,635,976	$2,604,209,425
Shares issued to shareholders in payment of distributions declared	2,205,260	145,988,223	783,559	50,782,473
Shares redeemed	(9,551,254)	(621,097,419)	(9,684,815)	(621,764,087)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	14,296,173	$936,707,405	30,734,720	$2,033,227,811
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	11,131,986	$613,406,710	17,243,915	$959,424,802
Shares issued to shareholders in payment of distributions declared	902,080	50,714,922	223,372	12,388,228
Shares redeemed	(3,454,864)	(190,769,042)	(3,932,140)	(221,640,032)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	8,579,202	$473,352,590	13,535,147	$750,172,998
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,796,955	$1,456,648,844	45,873,725	$2,864,832,865
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $5,727,665,377. The net unrealized appreciation of investments for federal tax purposes was $645,374,083. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,106,149,946 and unrealized depreciation from investments for those securities having an excess of cost over value of $460,775,863.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2025, for federal income tax purposes, a late year ordinary loss of $9,925,614 was deferred to November 1, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $483,890 of its fee and voluntarily reimbursed $1,800,919 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2026, the Adviser reimbursed $47,035.
Semi-Annual Financial Statements and Additional Information
15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$111,834
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended April 30, 2026, FSC retained $51,067 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2026, FSC retained $17,070 in sales charges from the sale of Class A Shares. FSC also retained $824 of CDSC relating to redemptions of Class A Shares and $9,615 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $44,725 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 1.95%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.14%, 1.94%, 0.84% and 0.83%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$3,315,596,190
Sales	$2,120,331,226
Semi-Annual Financial Statements and Additional Information
16

7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the Industrials and Consumer Discretionary sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES MDT MID-CAP GROWTH FUND (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
19

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information
20

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
21

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Mid Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Kaufmann Fund: Not Applicable.

Federated Hermes Kaufmann Large Cap Fund: Not Applicable.

Federated Hermes Kaufmann Small Cap Fund: Not Applicable.

Federated Hermes MDT Mid Cap Growth Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Kaufmann Fund: Not Applicable.

Federated Hermes Kaufmann Large Cap Fund: Not Applicable.

Federated Hermes Kaufmann Small Cap Fund: Not Applicable.

Federated Hermes MDT Mid Cap Growth Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Kaufmann Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Large Cap Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Small Cap Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Mid Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Kaufmann Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Large Cap Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Small Cap Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Mid Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Not Applicable.
(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(4)	Not Applicable.
(a)(5)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Federated Hermes Equity Funds

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026